Variable Interest Entities - Assets and Liabilities of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 549	$ 397
Accounts receivable	1,107	1,190
Other current assets	252	341
Total Current Assets	2,015	2,198
Plant, property and equipment, net	8,210	8,206
TOTAL ASSETS	11,193	11,329
Current Liabilities
Accounts payable and other	1,135	1,544
Total Current Liabilities	1,341	1,761
Total Liabilities	8,484	8,719
VIE, primary beneficiary
Current Assets
Cash and cash equivalents	2	0
Accounts receivable	3	3
Other current assets	4	0
Total Current Assets	9	3
Plant, property and equipment, net	249	182
Net investment in lease	38	0
TOTAL ASSETS	296	185
Current Liabilities
Accounts payable and other	32	41
Total Current Liabilities	32	41
Other Long-term Liabilities	15	10
Total Liabilities	$ 47	$ 51